Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2019
Registrant Name	CALVERT FUND
Central Index Key	0000701039
Amendment Flag	false
Document Creation Date	Jan. 28, 2020
Document Effective Date	Feb. 01, 2020
Prospectus Date	Feb. 01, 2020
Entity Inv Company Type	N-1A
Calvert Income Fund | Class A
Risk/Return:
Trading Symbol	CFICX
Calvert Income Fund | Class C
Risk/Return:
Trading Symbol	CIFCX
Calvert Income Fund | Class I
Risk/Return:
Trading Symbol	CINCX
Calvert Short Duration Income Fund | Class A
Risk/Return:
Trading Symbol	CSDAX
Calvert Short Duration Income Fund | Class C
Risk/Return:
Trading Symbol	CDICX
Calvert Short Duration Income Fund | Class I
Risk/Return:
Trading Symbol	CDSIX
Calvert Short Duration Income Fund | Class R6
Risk/Return:
Trading Symbol	CDSRX
Calvert Long-Term Income Fund | Class A
Risk/Return:
Trading Symbol	CLDAX
Calvert Long-Term Income Fund | Class I
Risk/Return:
Trading Symbol	CLDIX
Calvert High Yield Bond Fund | Class A
Risk/Return:
Trading Symbol	CYBAX
Calvert High Yield Bond Fund | Class C
Risk/Return:
Trading Symbol	CHBCX
Calvert High Yield Bond Fund | Class I
Risk/Return:
Trading Symbol	CYBIX
Calvert High Yield Bond Fund | Class R6
Risk/Return:
Trading Symbol	CYBRX
Calvert Ultra-Short Duration Income Fund | Class A
Risk/Return:
Trading Symbol	CULAX
Calvert Ultra-Short Duration Income Fund | Class I
Risk/Return:
Trading Symbol	CULIX
Calvert Ultra-Short Duration Income Fund | Class R6
Risk/Return:
Trading Symbol	CULRX